Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (44,995)	$ (33,800)	$ (27,222)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,256	1,020	1,149
Stock-based compensation	1,066	318	$ 219
Change in fair value of convertible preferred stock warrant liability	(45)	(20)
Inventory lower of cost and market adjustment	2,578	598	$ 4,582
Write-off of deferred offering cost	2,920
Amortization of debt discount and interest accrual	1,129	446	8
Loss on disposal of property and equipment	12	8	176
Accretion on asset retirement obligation	8
Changes in operating assets and liabilities:
Accounts receivable	74	(650)	(254)
Inventory	(2,413)	(3,279)	(5,175)
Deposits on purchased inventory	(1,138)	(479)	(879)
Deferred cost of revenue	(4,070)	(4,712)
Prepaid expenses and other current assets	(703)	13	(167)
Other assets	(30)	28	(37)
Accounts payable	(2,053)	4,033	(666)
Notes payable	(240)
Accrued expenses and other long-term liabilities	1,532	(1,048)	2,074
Customer deposits and deferred revenue	5,263	10,055	821
Net cash used in operating activities	(39,849)	(27,469)	(25,371)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,151)	(2,003)	(1,198)
Purchase of intangible and other assets	(104)		(500)
Change in restricted cash balance	110	(600)	105
Net cash used in investing activities	(4,145)	(2,603)	(1,593)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes, net		9,941
Repurchase of Series A convertible preferred stock		(37)
Proceeds from issuance of convertible preferred stock, net	15,729	4,969	34,860
Proceeds from draw down of long-term debt	30,000		14,534
Payment of debt issuance cost	(1,132)
Payments of long-term debt	(15,000)
Proceeds from common stock private placement, gross	29,447
Payment of offering costs related to common stock private placement	(2,808)
Payments of costs related to the initial public offering	(2,728)	(222)
Proceeds from the exercise of stock options	24	21	1
Net cash provided by financing activities	53,532	14,672	49,395
NET INCREASE (DECREASE) IN CASH	9,538	(15,400)	22,431
CASH — Beginning of period	11,129	26,529	4,098
CASH — End of period	20,667	11,129	26,529
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	2,332	1,504
Cash paid for taxes	1
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible preferred stock warrants into common stock warrants in connection with the Merger	160,839
Conversion of convertible notes into new Series C convertible preferred stock		10,129
Purchase of fixed assets in accounts payable and accrued expenses	1,136	62	59
Fair value of common stock warrants issued to placement agents as payment for service	316
Asset retirement obligation	258
Conversion of convertible preferred stock warrants into common stock warrants	93
Cumulative dividends on convertible preferred stock	$ 0	0	2,898
Issuance of convertible preferred stock warrant			158
Costs related to the initial public offering included in accounts payable and accrued liabilities		$ 1,197
Series C Convertible Preferred Stock
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock			8,887
Series D-2 Convertible Preferred Stock
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock			16,249
Series B Convertible Preferred Stock [Member]
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion convertible preferred stock			$ 6,863